787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

October 31, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	AQR Funds

Securities Act File No. 333-153445

Investment Company Act File No. 811-22235

Post-Effective Amendment No. 57

Ladies and Gentlemen:

On behalf of AQR Funds (the “Trust”), I hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 57 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to add a new class of shares – Class R6 Shares – to the following two series of the Trust: AQR Global Equity Fund and AQR International Equity Fund (together, the “Funds”). It is proposed that the Amendment will become effective 60 days after filing pursuant to Rule 485(a)(1) under the 1933 Act. Substantially all of the disclosure in the Prospectus and Statement of Additional Information other than the disclosure related to the Class R6 Shares has been reviewed by the Staff of the Securities and Exchange Commission in prior filings by the Funds or other series of the Trust. Consequently, on behalf of the Funds, we hereby request that the Amendment be given limited review by the Staff.

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8865.

Very truly yours,

/s/ Ryan P. Brizek
Ryan P. Brizek

Enclosures

cc:	Brendan R. Kalb, Esq.

Nicole DonVito, Esq.

John Hadermayer, Esq.

Rose F. DiMartino, Esq.